Litigation (Details) $ in Thousands	Jun. 30, 2020 USD ($) claim	Dec. 31, 2019 USD ($)
Number of claims or actions pending | claim	0
Accounts receivable	$ 44,623	$ 41,410
Accounts payable	25,871	23,961
Other payables	86,989	$ 81,624
Seroquel
Accounts receivable	1,100
Long-term prepayment	1,000
Accounts payable	900
Other payables	1,100
Seroquel | Adjustment
Accounts receivable	0
Long-term prepayment	0
Accounts payable	0
Other payables	$ 0